Financing Receivables - Credit Quality - Commercial Mortgage Loans by Property Type (Details) - Commercial Loans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing receivables - credit quality information
Allowance for credit losses	$ 11	$ 12	$ 35	$ 20
Commercial mortgage loans
Financing receivables - credit quality information
Loans	1,779	1,800
Allowance for credit losses	11	12
Total loans	1,768	1,788
Commercial mortgage loans | Apartments
Financing receivables - credit quality information
Loans	465	464
Commercial mortgage loans | Hotel
Financing receivables - credit quality information
Loans	14	15
Commercial mortgage loans | Industrial
Financing receivables - credit quality information
Loans	295	293
Commercial mortgage loans | Mixed use
Financing receivables - credit quality information
Loans	55	57
Commercial mortgage loans | Office
Financing receivables - credit quality information
Loans	243	254
Commercial mortgage loans | Retail
Financing receivables - credit quality information
Loans	576	589
Commercial mortgage loans | Other
Financing receivables - credit quality information
Loans	$ 131	$ 128
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans
Financing receivables - credit quality information
Percentage of total	100.00%	100.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Apartments
Financing receivables - credit quality information
Percentage of total	26.00%	26.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Hotel
Financing receivables - credit quality information
Percentage of total	1.00%	1.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Industrial
Financing receivables - credit quality information
Percentage of total	17.00%	16.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Mixed use
Financing receivables - credit quality information
Percentage of total	3.00%	3.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Office
Financing receivables - credit quality information
Percentage of total	14.00%	14.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Retail
Financing receivables - credit quality information
Percentage of total	32.00%	33.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Other
Financing receivables - credit quality information
Percentage of total	7.00%	7.00%